GMO Trust | GMO Risk Premium Fund
GMO RISK PREMIUM FUND
Investment objective
Total return.
Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees GMO Trust GMO Risk Premium Fund	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.15%	0.15%	0.15%	0.15%
Redemption fee (as a percentage of amount redeemed)	0.15%	0.15%	0.15%	0.15%

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO Trust GMO Risk Premium Fund		Class III	Class IV	Class V	Class VI
Management fee	[1]	0.45%	0.45%	0.45%	0.45%
Shareholder service fee	[1]	0.15%	0.10%	0.085%	0.055%
Other expenses	[2]	0.04%	0.04%	0.04%	0.04%
Acquired fund fees and expenses (underlying fund expenses)	[2][3]	0.01%	0.01%	0.01%	0.01%
Total annual operating expenses	[2]	0.65%	0.60%	0.59%	0.56%
Expense reimbursement/waiver	[1][2]	(0.04%)	(0.04%)	(0.04%)	(0.04%)
Total annual operating expenses after expense reimbursement/waiver	[2]	0.61%	0.56%	0.55%	0.52%
[1]	Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.
[2]	The amounts represent an estimate based on the operating expenses incurred during the Fund's initial fiscal year.
[3]	The amounts have been restated to reflect current fees of certain underlying funds.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example GMO Trust GMO Risk Premium Fund (USD $)	1 Year	3 Years
Class III	97	240
Class IV	92	224
Class V	91	221
Class VI	88	211

If you do not sell your shares
Expense Example, No Redemption GMO Trust GMO Risk Premium Fund (USD $)	1 Year	3 Years
Class III	81	223
Class IV	76	207
Class V	75	204
Class VI	72	194

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s initial fiscal period (from November 15, 2012 to February 28, 2013), the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.
Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective primarily by causing the Fund to sell (write) put options on U.S. and non-U.S. (e.g., Europe, United Kingdom, Japan, Hong Kong, Canada, and Australia) stock indices.

The Manager uses a proprietary indicator to determine the Fund’s put-writing allocations among stock indices, depending on the relative assessment of premiums available. The Fund’s portfolio allocations are based on the relative attractiveness of each index in conjunction with other factors such as the liquidity available in each index’s options markets. The Manager expects the Fund to sell put options on a number of stock indices but, from time to time, the Fund may have substantial exposures to a relatively small number of U.S. and international stock indices. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund may purchase and sell put and call options of any type, including options on global, regional and country stock indices and options on exchange-traded funds (ETFs). The Fund may purchase and sell exchange-traded and over-the-counter (OTC) options, including options that are cash-settled as well as physically settled. The Fund may purchase and sell options and other securities tied economically to any country in the world, including emerging countries.

The Manager expects that the Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them. The Manager, therefore, expects that the Fund will hold sufficient assets to cover the maximum possible loss that the Fund might sustain upon the assignment or exercise of an option sold by the Fund.

The factors considered and investment methods used by the Manager can change over time.

For collateral and cash management purposes, the Fund will invest a substantial portion of its assets in shares of U.S. Treasury Fund, U.S. Treasury bills and other highly rated securities, and money market funds that are unaffiliated with GMO.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”
  Market Risk – Equities – Because of the Fund’s emphasis on selling put options on stock indices, the Fund’s shares are expected to decline in value when those indices decline in value. The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Also, the Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform the equity markets on which its puts were written when those markets rise rapidly.
  Options Risk – The market price of options written by the Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from closing its option positions at desirable prices. The Fund’s ability to use options as part of its investment program depends on the liquidity of those instruments. A liquid market may not exist when the Fund seeks to close out an option position. If the Fund receives a redemption request and is unable to close out an option that it has sold, the Fund may temporarily be leveraged in relation to its assets.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Focused Investment Risk – Because the Fund can have substantial exposure through a limited number of options contracts and because the Fund’s exposures may relate to a relatively small number of stock indices, the Fund is subject to focused investment risk.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of investments denominated in non-U.S. currencies.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment (e.g., U.S. Treasury bills) can decline due to market-related factors, primarily rising interest rates.
  Credit Risk – Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund’s investments.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments. To the extent that the Fund has focused its investments in the stock index of particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance
Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.